SEGMENTED INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SEGMENTED INFORMATION
SEGMENTED INFORMATION

NOTE 11 - SEGMENTED INFORMATION

At March 31, 2023, the Company (“BGLC”) operates in the biochemical industry segment through its two Malaysian subsidiaries, BioNexus Malaysia and Chemrex.

BioNexus Gene Lab Corp. a Wyoming company

100% owned		100% owned
Bionexus Gene Lab Sdn. Bhd., a Malaysian company		Chemrex Corporation Sdn. Bhd., a Malaysian Company

For the quarter ended March 31, 2023, segmented (unaudited) revenue and net profit/(loss) (Currency expressed in United States Dollars (“US$”) are as follows:

	BioNexus Malaysia	Chemrex	BGLC	Total
	Three months ended March 31, 2023

REVENUE	$7,436	$2,369,769	$-	$2,377,205

COST OF REVENUE	(5,347)	(2,002,961)	-	(2,008,308)

GROSS /PROFIT	2,089	366,808	-	368,897

OTHER INCOME	1,126	116,218	-	117,344

OPERATING EXPENSES
General and administrative	(46,255)	(383,177)	(107,440)	(536,872)

(LOSS)/PROFIT FROM OPERATIONS	(43,040)	99,849	(107,440)	(50,631)

FINANCE COSTS	(666)	(1,779)	-	(2,445)

(LOSS)/PROFIT BEFORE TAX	(43,706)	98,070	(107,440)	(53,076)

Tax expense	-	(15,990)	-	(15,990)

NET (LOSS)/PROFIT	$(43,706)	$82,080	$(107,440)	$(69,066)
	BioNexus Malaysia	Chemrex	BGLC	Total
	Three months ended March 31, 2022
REVENUE	$24,269	$3,004,676	$-	$3,028,945

COST OF REVENUE	(8,038)	(2,664,574)	-	(2,672,612)

GROSS PROFIT	16,231	340,102	-	356,333

OTHER INCOME	2,076	44,306	12	46,394

OPERATING EXPENSES
General and administrative	(44,042)	(297,769)	(26,225)	(368,036)

(LOSS)/PROFIT FROM OPERATIONS	(25,735)	86,639	(26,213)	34,691

FINANCE COSTS	(799)	(2,527)	-	(3,326)

PROFIT/(LOSS) BEFORE TAX	(52,269)	170,751	(52,426)	31,365

Tax expense	-	(14,299)	-	(14,299)

NET PROFIT/(LOSS)	$(52,269)	$502,730	$(52,426)	$17,066

For year ended December 31, 2022, segmented revenue and net profit/(loss) (Currency expressed in United States Dollars (“US$”) are as follows:

	BioNexus Malaysia	Chemrex	BGLC	Total
	Year ended December 31, 2022
REVENUE	$95,816	$10,832,891	$-	$10,928,707

COST OF REVENUE	(51,465)	(9,618,213)	-	(9,669,678)

GROSS PROFIT	44,351	1,214,678	-	1,259,029

OTHER INCOME	8,830	170,453	-	179,283

OPERATING EXPENSES
General and administrative	(286,753)	(1,051,855)	(390,881)	(1,729,489)

FINANCE COSTS	(5,657)	(6,822)	-	(12,479)

(LOSS)/PROFIT BEFORE TAX	(239,229)	326,454	(390,881)	(303,656)

Tax expense:
Deferred tax	(1,428)	(2,470)	-	(3,898)
Income tax	-	(48,412)	-	(48,412)
Total tax expense	(1,428)	(50,882)	-	(52,310)

NET (LOSS)/PROFIT	$(240,657)	$275,572	$(390,881)	$(355,966)
	BioNexus Malaysia	Chemrex	BGLC	Total
	Year ended December 31, 2021
REVENUE	$1,515,673	$11,846,894	$-	$13,362,567

COST OF REVENUE	(1,052,938)	(10,042,688)	-	(11,095,626)

GROSS PROFIT	462,735	1,804,206	-	2,266,941

OTHER INCOME	7,467	59,024	-	66,491

OPERATING EXPENSES
General and administrative	(160,094)	(989,617)	(127,894)	(1,277,605)

FINANCE COSTS	(4,158)	(8,815)	-	(12,973)

PROFIT/(LOSS) BEFORE TAX	305,950	864,798	(127,894)	1,042,854

Tax expense:
Deferred tax	(11,997)	(14,739)	-	(26,736)
Income tax	(30,482)	(234,065)	-	(264,547)
Total tax expense	(42,479)	(248,804)	-	(291,283)

NET PROFIT/(LOSS)	$263,471	$615,994	$(127,894)	$751,571

	Total Assets			Total Liabilities
	March 31,	December 31,	December 31,	March 31,	December 31,	December 31,
	2023	2022	2021	2023	2022	2021
BGLC & Bionexus	$509,574	$677,477	$1,167,214	$93,034	$108,390	$121,586
Chemrex	7,677,067	8,062,685	8,407,176	1,536,699	1,966,759	2,273,025
TOTAL	8,186,641	8,740,162	9,574,390	1,629,733	2,075,149	2,394,611

NOTE 11 – SEGMENTED INFORMATION

At December 31, 2022, the Company (“BGLC”) operates in the biochemical industry segment through its two Malaysian subsidiaries, BioNexus Malaysia and Chemrex.

BioNexus Gene Lab Corp. a Wyoming company

100% owned		100% owned
Bionexus Gene Lab Sdn. Bhd., a Malaysian company		Chemrex Corporation Sdn. Bhd., a Malaysian Company

For year ended December 31, 2022, segmented revenue and net profit/(loss) (Currency expressed in United States Dollars (“US$”) are as follows:

	BioNexus Malaysia	Chemrex	BGLC	Total
	Year ended December 31, 2022
REVENUE	$95,816	$10,832,891	$-	$10,928,707

COST OF REVENUE	(51,465)	(9,618,213)	-	(9,669,678)

GROSS PROFIT	44,351	1,214,678	-	1,259,029

OTHER INCOME	8,830	170,453	-	179,283

OPERATING EXPENSES
General and administrative	(286,753)	(1,051,855)	(390,881)	(1,729,489)

FINANCE COSTS	(5,657)	(6,822)	-	(12,479)

(LOSS)/PROFIT BEFORE TAX	(239,229)	326,454	(390,881)	(303,656)

Tax expense:
Deferred tax	(1,428)	(2,470)	-	(3,898)
Income tax	-	(48,412)	-	(48,412)
Total tax expense	(1,428)	(50,882)	-	(52,310)

NET (LOSS)/PROFIT	$(240,657)	$275,572	$(390,881)	$(355,966)

	BioNexus Malaysia	Chemrex	BGLC	Total
	Year ended December 31, 2021
REVENUE	$1,515,673	$11,846,894	$-	$13,362,567

COST OF REVENUE	(1,052,938)	(10,042,688)	-	(11,095,626)

GROSS PROFIT	462,735	1,804,206	-	2,266,941

OTHER INCOME	7,467	59,024	-	66,491

OPERATING EXPENSES
General and administrative	(160,094)	(989,617)	(127,894)	(1,277,605)

FINANCE COSTS	(4,158)	(8,815)	-	(12,973)

PROFIT/(LOSS) BEFORE TAX	305,950	864,798	(127,894)	1,042,854

Tax expense:
Deferred tax	(11,997)	(14,739)	-	(26,736)
Income tax	(30,482)	(234,065)	-	(264,547)
Total tax expense	(42,479)	(248,804)	-	(291,283)

NET PROFIT/(LOSS)	$263,471	$615,994	$(127,894)	$751,571
	As of December 31, 2022 and 2021
	Total Assets		Total Liabilities
	2022	2021	2022	2021

BGLC & Bionexus	$677,477	$1,167,214	$108,390	$121,586
Chemrex	8,062,685	8,407,176	1,966,759	2,273,025
TOTAL	8,740,162	9,574,390	2,075,149	2,394,611